Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Long-term debt Currency, Japanese Yen	Mar. 31, 2012 Long-term debt Currency, U.S. Dollar	Mar. 31, 2012 Long-term debt Currency, Euro	Mar. 31, 2012 Long-term debt Other Foreign Currency Denominated Debt	Mar. 31, 2012 Securitized Loans USD ($)	Mar. 31, 2012 Securitized Loans JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)
Debt Disclosure [Line Items]
Loans, principally from banks	$ 14,096	¥ 1,158,556	¥ 1,140,066					$ 2,367	¥ 194,571
Unused short-term lines of credit	30,002	2,465,882								4,050	332,896
Percentage of debt				34.00%	26.00%	11.00%	29.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	643	52,888
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	14,909	1,225,344
Unused long-term lines of credit	$ 92,548	¥ 7,606,520